Derivative Instruments (Schedule Of Derivatives At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Total fair value of derivative assets	$ 13.2		$ 12.8
Total fair value of derivative liabilities	4.4		11.0
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Total fair value of derivative assets	12.0		10.3
Total fair value of derivative liabilities	3.1		10.4
Designated As Hedging Instrument [Member] | Foreign Currency Forward Contracts - Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	11.0	[1]	9.1	[1]
Total fair value of derivative liabilities	3.0	[1]	9.8	[1]
Designated As Hedging Instrument [Member] | Foreign Currency Forward Contracts - Non-Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	1.0	[2]	1.2	[2]
Total fair value of derivative liabilities	0.1	[2]	0.6	[2]
Not Designated [Member]
Derivative [Line Items]
Total fair value of derivative assets	1.2		2.5
Total fair value of derivative liabilities	1.3		0.6
Not Designated [Member] | Foreign Currency Forward Contracts - Current [Member]
Derivative [Line Items]
Total fair value of derivative assets	1.2	[1]	2.5	[1]
Total fair value of derivative liabilities	$ 1.3	[1]	$ 0.6	[1]

[1]	Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet date were included in other current assets and accrued liabilities and other, respectively, on our condensed consolidated balance sheets.
[2]	Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet date were included in other assets, net, and other liabilities, respectively, on our condensed consolidated balance sheets.